Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Profit sharing and bonuses	$ 1,383	$ 7,770
Performance bonus and operational targets	25,392	1,326
Total	26,775	9,096
Non-current
Profit sharing and bonuses	0	0
Severance indemnity payments	27,099	32,199
Total	$ 27,099	$ 32,199